SHARE-BASED PAYMENT - 2018 Plan (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENT
Share-based compensation expense		$ 4,778	$ 8,792	$ 7,272
2018 Share Incentive Plan | Employee Stock Option
SHARE-BASED PAYMENT
Shares authorized (in shares)	9,559,607
Increase in authorized shares (as percent of outstanding shares)	1.00%